Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of the estimated fair values of the warrants measured
December 31,
2021
Stock price at time of issuance	$ 0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

	December 31,	December 31,
	2022	2021
Exercise price	$ 6.98 - 20.87	$5.00 - 10.56
Expected term	5.55 - 6.75 years	5.5 - 10 years
Expected average volatility	73% - 79%	70% - 79%
Expected dividend yield	-	-
Risk-free interest rate	1.26% - 3.38%	1.10% - 1.51%

Schedule of activity during the year ended
	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Grants	3,916,000	3.08	2.13
Exercised	-	-	-
Expired	-	-	-
Balance as of December 31, 2021	3,916,000	$3.08	1.60
Grants	-	-	-
Exercised	(668,500)	3.48	2.03
Expired	-	-	-
Balance as of December 31, 2022	3,247,500	$3.00	0.44

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of January 1, 2021	-	$-	-
Grants	1,504,650	5.10	10.00
Exercised	-	-	-
Expiry	-	-	-
Balance as of December 31, 2021	1,504,650	$5.10	9.85
Grants	894,500	10.73	10.00
Exercised	-	-	-
Forfeited	(5,000)	15.28	-
Expiry	-	-	-
Balance as of December 31, 2022	2,394,150	$7.18	9.11

Exercisable as of December 31, 2022	1,398,179	$5.24	8.86